Accumulated Other Comprehensive Income	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Accumulated Other Comprehensive Income

Note 8:  Accumulated Other Comprehensive Income

The components of accumulated comprehensive income, net of tax, are as follows:

	Net	Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains	Income
Balance, December 31, 2011	$ 2,687	$ 2,687
Change in unrealized investment gains (losses), net of tax - $288	534	534
Balance, September 30, 2012	$ 3,221	$ 3,221

Balance, December 31, 2012	$ 423	$ 423
Change in unrealized investment gains (losses), net of tax - ($90)	(129)	(129)
Balance, September 30, 2013	$ 294	$ 294

Note 9:  Accumulated Other Comprehensive Income

The components of accumulated comprehensive income are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains	Income
Balance, January 1, 2010	$ 836	$ 836
Change in unrealized holding gains, net of tax - $342	634	634
Balance, December 31, 2010	1,470	1,470
Change in unrealized holding gains, net of tax - $653	1,217	1,217
Balance, December 31, 2011	2,687	2,687
Change in unrealized holding gains, net of tax - ($1,219)	(2,264)	(2,264)
Balance, December 31, 2012	$ 423	$ 423